SHARE BASED COMPENSATION - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Outstanding at beginning of period (in shares)	87,262,873	45,926,687	16,926,761
Granted (in shares)	16,838,536	50,503,922	31,351,141
Exercised (in shares)	(16,725,583)	(3,948,649)	(1,775,510)
Forfeited (in shares)	(10,818,398)	(5,219,086)	(575,705)
Outstanding at end of period (in shares)	76,557,428	87,262,873	45,926,687	16,926,761
Options vested and exercisable (in shares)	28,590,058
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 0.62	$ 0.06	$ 0.04
Granted (in dollars per share)	2.27	1.09	0.07
Exercised (in dollars per share)	0.09	0.09	0
Forfeited (in dollars per share)	1.50	0.52	0
Outstanding, ending balance (in dollars per share)	0.97	$ 0.62	$ 0.06	$ 0.04
Options vested and exercisable (dollars per share)	$ 0.46
Weighted Average Remaining Contractual Term (Years)
Options outstanding	8 years 3 months 18 days	8 years 10 months 24 days	9 years 1 month 6 days	8 years 9 months 18 days
Options vested and exercisable	7 years 10 months 24 days
Aggregate Intrinsic Value (000’s)
Beginning balance	$ 184,841	$ 2,905	$ 277
Ending balance	19,895	$ 184,841	$ 2,905	$ 277
Options vested and exercisable	$ 22,301
Options to restricted shares
Number of Options
Outstanding at beginning of period (in shares)	245,167,369	0
Granted (in shares)	1,665,825	245,167,369
Exercised (in shares)	0	0
Forfeited (in shares)	(4,217,910)	0
Outstanding at end of period (in shares)	242,615,284	245,167,369	0
Options vested and exercisable (in shares)	196,797,316
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 1.66	$ 0
Granted (in dollars per share)	2.15	1.66
Exercised (in dollars per share)	0	0
Forfeited (in dollars per share)	3.14	0
Outstanding, ending balance (in dollars per share)	1.64	$ 1.66	$ 0
Options vested and exercisable (dollars per share)	$ 1.60
Weighted Average Remaining Contractual Term (Years)
Options outstanding	8 years 2 months 12 days	9 years 3 months 18 days	0 years
Options vested and exercisable	8 years 2 months 12 days
Aggregate Intrinsic Value (000’s)
Beginning balance	$ 1,526	$ 0
Options granted		1,526
Ending balance	0	$ 1,526	$ 0
Options vested and exercisable	$ 0